Business Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Information

Segment information was as follows for the nine months ended September 30:

(Dollars in thousands)	2024	2023
Bridgetown
Sales	$2,106	$3,080
Net sales	1,977	2,939
Cost of sales	1,476	1,940
Gross profit	501	999
Total operating expenses	698	1,183
Net loss	(162)	(130)
Gross margin	25%	34%

Depreciation and amortization	99	114

Corporate
Total operating expenses	$1,149	$1,287
Net loss	(2,112)	(3,455)

Interest expense	965	850
Significant noncash items:
Stock compensation	-	98

Segment information was as follows for the years ended December 31:

(Dollars in thousands)	2023	2022
Craft C+P
Sales	$6,817	$5,626
Net sales	6,712	5,526
Cost of sales	6,829	6,341
Gross profit	(117)	(815)
Total operating expenses	2,637	3,494
Net loss	(2,749)	(4,249)
Gross margin	-2%	-15%

Interest expense	$12	$44
Depreciation and amortization	1,207	1,359
Significant noncash items:
(Gain) loss on disposal of property and equipment	(367)	65
Stock compensation	-	338

Spirits
Sales	$3,981	$8,701
Net sales	3,787	8,357
Cost of sales	2,609	5,101
Gross profit	1,178	3,256
Total operating expenses	1,476	2,532
Net loss	(601)	(6,781)
Gross margin	31%	39%

Depreciation and amortization	$149	$161
Significant noncash items:
(Gain) loss on disposal of property and equipment	3	(7)
Impairment loss	364	7,453

Corporate
Total operating expenses	$1,768	$3,064
Net loss	(4,185)	(5,236)

Interest expense	$1,096	$2,172
Significant noncash items:
Stock compensation	246	325
Loss on debt to equity conversion	1,321	-